Related party transactions - Additional Information (Details) € in Thousands	Mar. 23, 2022 EUR (€)	Dec. 17, 2021	Feb. 02, 2021 EUR (€)	Dec. 31, 2021 EUR (€) director	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Sep. 30, 2016 EUR (€)
Disclosure of transactions between related parties [Line Items]
Number of members of the Executive Committee also members of the Executive Board | director				2
Provision for attendance fees				€ 338	€ 274	€ 216
BPI France
Disclosure of transactions between related parties [Line Items]
Total borrowings							€ 1,500
Mi-mAbs
Disclosure of transactions between related parties [Line Items]
Maximum amount of services to be received			€ 600
Service agreement, period			1 year
Service agreement, renewal period		1 year
Mi-mAbs | Entering into significant commitments or contingent liabilities
Disclosure of transactions between related parties [Line Items]
Maximum amount of services to be received	€ 1,000